Bills Payable, Short Term Bank Loans and Banking Facilities	12 Months Ended
Mar. 31, 2012
Bills Payable, Short Term Bank Loans and Banking Facilities [Abstract]
BILLS PAYABLE, SHORT TERM BANK LOANS AND BANKING FACILITIES
15.	BILLS PAYABLE, SHORT TERM BANK LOANS AND BANKING FACILITIES

Global-Tech has provided a bank with: (i) an unlimited corporate guarantee for general banking facilities granted to certain subsidiaries of the Company; and (ii) an undertaking not to pledge, mortgage or charge any of the assets of the Company in Hong Kong or Mainland China for general banking facilities granted to a subsidiary of the Company without obtaining written consent of the bank for general facilities granted to its Hong Kong subsidiaries. The Company has made deposits to banks as security for credit facilities granted to our PRC subsidiaries, including bank loans and bills payable.

The Company has credit facilities with a number of banks amounting to US$4,309,111 and US$18,462,022 as of March 31,2012 and March 31,2011 respectively. Of these amounts, HK$2.4 million (equivalent to US$309,111) in both years were denominated in Hong Kong dollars. Additionally, the Company had a Renminbi facility of RMB60 million as of March 31,2011. The facilities denominated in United States dollars and Renminbi are secured by the Company’s deposits which are restricted in use.

Banking facilities of US$4,000,000 and HK$8,488 (with total equivalent to US$4,001,093) were utilized as of March 31, 2012, and US$12,585,054 and RMB8,381,848 (with total equivalent to US$1,278,754) were utilized as of March 31, 2011.

Banking Facilities of HK$2,391,512 (equivalent to US$308,018) remained unutilized as of March 31, 2012, and HK$2,400,000 (equivalent to US$308,285) and RMB30,159,179 (equivalent to US$4,606,645) remained unutilized as of March 31, 2011.

The weighted average interest rate of the bank loans for the years ended March 31, 2012 and 2011 was 1.02% and 1.36% per annum respectively with an average maturity of 87 and 59 days from March 31, 2012 and 2011.